Condensed Parent Company Only Financial Statements (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Changes in operating assets and liabilities:
Net cash provided by operating activities	2,311,179	3,810,853	4,014,310
INVESTING ACTIVITIES
Proceeds from sales of securities	30,990,795	53,578,129	47,269,966
Purchases of investment securities	110,735,248	110,123,074	96,626,108
Proceeds from sales of securities	35,972,158	24,092,900	17,588,511
Net cash used in investing activities	(18,043,737)	(2,726,339)	(12,326,812)
FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Net cash provided by financing activities	10,692,296	9,899,646	4,891,326
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,040,262)	10,984,160	(3,421,176)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	20,916,773	9,932,613	13,353,789
CASH AND CASH EQUIVALENTS, END OF YEAR	15,876,511	20,916,773	9,932,613
Parent Company [Member]
OPERATING ACTIVITIES
Net Income	2,537,760	2,454,145	2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	6,832	8,093	7,365
Undistributed earnings of affiliate	(1,322,061)	(1,230,802)	(1,165,572)
Changes in operating assets and liabilities:
Other assets	(5,933)	(2,462)	9,355
Deferred compensation	(18,156)	(21,506)	(19,569)
Other liabilities	(9,233)	3,177	2,976
Net gains on sales of investment securities	(5,576)	(1,248)	(4,258)
Net cash provided by operating activities	1,183,633	1,209,397	1,169,578
INVESTING ACTIVITIES
Proceeds from sales of securities	115,604	77,332	91,426
Purchases of investment securities	(91,872)	(54,578)	(67,599)
Net cash used in investing activities	23,732	22,754	23,827
FINANCING ACTIVITIES
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Net cash provided by financing activities	(1,259,142)	(1,256,139)	(1,210,677)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(51,777)	(23,988)	(17,272)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	113,387	137,375	154,647
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 61,610	$ 113,387	$ 137,375